Schedule of Fair Value Measurement of Assets and Liabilities (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Assets
Total assets	$ 120,440,280	$ 107,246,021	$ 122,336,782
Liabilities
Financial Derivative Liability		384,500	250,921
Total liabilities	13,396,769	8,862,289	8,946,817
At fair value [member]
Assets
Investments at fair value	589,192	716,960	1,425,911
Convertible note in Asra Minerals			250,000
Total assets	589,192	716,960	1,675,911
Liabilities
Financial Derivative Liability	5,922,664	384,500	250,921
Total liabilities	5,922,664	384,500	250,921
Level 1 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value	383,305	511,073	1,220,024
Convertible note in Asra Minerals
Total assets	383,305	511,073	1,220,024
Liabilities
Financial Derivative Liability		384,500	250,921
Total liabilities		384,500	250,921
Level 2 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value	205,887	205,887	205,887
Convertible note in Asra Minerals			250,000
Total assets	205,887	205,887	455,887
Liabilities
Financial Derivative Liability	5,922,664
Total liabilities	5,922,664
Level 2 of fair value hierarchy [member] | At Fair Values [Member]
Assets
Investments at fair value		205,887
Total assets		205,887
Liabilities
Financial Derivative Liability		384,500
Total liabilities		384,500
Level 3 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value
Convertible note in Asra Minerals
Total assets
Liabilities
Financial Derivative Liability
Total liabilities